Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income (loss)	$ 296,467	$ (233,996)	$ 66,408
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	158,696	70,565	36,005
Provisions for doubtful recovery of prepayments to suppliers and trade accounts receivable	3,872	22,425	20,582
Provisions for inventory write-downs	6,113	180,213	311,999
Impairment loss on equipment		1,999
Deferred income tax (benefit) expense	31,908	(35,049)	(41,163)
Equity in (income) loss for an associate and a jointly-controlled entity	(3,570)	3,343	(704)
Share-based compensation	11,044	14,212	16,614
Others	(364)
Amortization of convertible senior notes issuance costs and debt discounts	10,174	9,456	6,308
Change in fair value of prepaid forward contracts			(60,028)
Changes in operating assets and liabilities:
Pledged bank deposits related to purchase of inventory and other operating activities	(106,265)	(11,796)	(59,633)
Trade accounts receivable and bills receivable	(166,676)	(124,229)	(93,782)
Inventories	(44,759)	(5,604)	(530,244)
Prepayments to suppliers	(59,753)	20,037	29,984
Other assets	5,679	37,297	(44,769)
Other financial assets	6,603	(7,273)
Trade accounts payable and bills payable	390,744	154,154	117,440
Advance payments from customers	18,966	(138,542)	532,578
Income tax payable	17,260	10,438	4,299
Accrued expenses and other payables	14,029	52,002	22,227
Amount due from a related party	(6,379)	(37,615)
Amount due to a related party	(23,885)	36,614	2,164
Other financial liabilities	89	(37)	(3,224)
Net cash provided by operating activities	559,993	18,614	333,061
Cash flows from investing activities:
Purchase of land use rights	(89,416)	(24,591)	(69,110)
Purchase of property, plant and equipment, including deposits and cash paid for interest capitalized	(577,132)	(749,979)	(1,125,640)
Pledged bank deposit related to purchase of property, plant and equipment	(293,227)	(65,761)	(103,166)
Release of pledged bank deposit related to purchase of property, plant and equipment	98,575	93,113	55,644
Cash received for disposal of a subsidiary	559
Cash paid for investment in an associate and a jointly-controlled entity		(74,460)	(4,902)
Capital repayment from a jointly-controlled entity		24,867
Cash paid for short-term investment	(68,477)
Cash paid for business acquisition, net of cash acquired		(504)
Net cash used in investing activities	(929,118)	(797,315)	(1,247,174)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	(136,798)	(2,197)
Pledged bank deposits released upon repayment of borrowings and payable due to a customer	13,454		119,386
Proceeds from new loans and borrowings	2,733,126	2,251,631	1,035,803
Repayment of loans and borrowings	(2,049,569)	(1,684,219)	(513,834)
Repayment of payable due to a customer	(131,616)
Loans and advances from related parties			2,195
Repayment of loans and advances from related parties		(2,195)
Proceeds from issuance of ordinary shares	18,029	111,800	205,104
Payment of expenses relating to issuance of ordinary shares and convertible senior notes	(4,894)		(1,472)
Payment of Convertible Senior Notes repurchase	(7,719)
Proceeds from issuance of convertible senior notes, net of issuance costs			388,743
Payment for Company's ordinary shares under prepaid forward contracts			(199,437)
Proceeds from sale-leaseback transaction		43,935	63,155
Deposit paid for capital leases		(6,598)	(7,316)
Repayment of capital lease obligations	(38,299)	(21,314)	(4,629)
Proceeds for sale of non-controlling interest in a subsidiary, net of direct incremental costs		216,414
Purchase of non-controlling interest	(215,326)
Capital contribution from non-controlling interests		58
Net cash provided by financing activities	180,388	907,315	1,087,698
Effect of foreign currency exchange rate changes on cash and cash equivalents	6,103	624	(1,532)
Net increase (decrease) in cash and cash equivalents	(182,634)	129,238	172,053
Cash and cash equivalents at beginning of year	384,761	255,523	83,470
Cash and cash equivalents at end of year	202,127	384,761	255,523
Supplemental disclosures of cash flow information:
Interest Paid, Net	85,328	37,422	27,680
Income tax paid	16,478	4,238	42,169
Supplemental disclosures of non-cash investing and financing transaction:
Payable for purchase of property, plant and equipment	404,557	469,321	354,247
Payable for purchase of land use rights			11,865
Payable to customers		244,085
Payable for purchase of non-controlling interests	$ 9,906